UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-02333

New Perspective Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2017

Michael W. Stockton

New Perspective Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

New Perspective Fund®

Investment portfolio

June 30, 2017

unaudited

Common stocks93.21% Information technology23.03%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd.	221,552,994	$1,518,534
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,954,600	103,293
Facebook, Inc., Class A1	9,802,000	1,479,906
Alphabet Inc., Class C1	936,887	851,377
Alphabet Inc., Class A1	525,700	488,733
Microsoft Corp.	17,348,800	1,195,853
ASML Holding NV	6,292,109	819,983
ASML Holding NV (New York registered)	2,759,470	359,587
Broadcom Ltd.	4,621,400	1,077,017
Samsung Electronics Co., Ltd.	385,486	800,857
Samsung Electronics Co., Ltd., nonvoting preferred	7,128	11,600
Murata Manufacturing Co., Ltd.	5,265,241	799,090
Visa Inc., Class A	7,928,300	743,516
Nintendo Co., Ltd.	1,898,900	636,146
MasterCard Inc., Class A	4,595,900	558,172
Texas Instruments Inc.	4,574,700	351,932
AAC Technologies Holdings Inc.	25,550,210	319,400
VeriSign, Inc.1	3,269,844	303,965
ON Semiconductor Corp.1	20,056,500	281,593
Apple Inc.	1,761,800	253,734
Trimble Inc.1	6,634,000	236,635
Amphenol Corp., Class A	3,084,600	227,705
Intel Corp.	6,450,000	217,623
Naver Corp.	295,700	216,577
Symantec Corp.	6,110,000	172,607
SAP SE	1,648,468	172,182
Global Payments Inc.	1,697,600	153,327
PayPal Holdings, Inc.1	2,745,580	147,355
TEMENOS Group AG (Switzerland)	1,500,000	133,903
QUALCOMM Inc.	2,316,000	127,890
FLIR Systems, Inc.	3,644,000	126,301
Amadeus IT Group SA, Class A, non-registered shares	2,101,394	125,646
Keyence Corp.	271,000	118,881
DXC Technology Co.	1,250,000	95,900
Autodesk, Inc.1	900,000	90,738
MercadoLibre, Inc.	333,500	83,668
Flex Ltd.1	5,000,000	81,550
Halma PLC	5,564,540	79,723
Western Digital Corp.	888,900	78,757
TE Connectivity Ltd.	913,975	71,912
Nokia Corp.	11,199,580	68,653
MediaTek Inc.	6,275,000	53,736
NetApp, Inc.	1,186,800	47,531
Gemalto NV, non-registered shares	226,776	13,611
Sabre Corp.	153,300	3,337
		15,900,036

New Perspective Fund — Page 1 of 11

unaudited

Common stocks Consumer discretionary18.44%	Shares	Value (000)
Amazon.com, Inc.1	2,503,040	$2,422,943
Priceline Group Inc.1	690,080	1,290,808
Naspers Ltd., Class N	6,155,886	1,197,533
Starbucks Corp.	9,079,100	529,402
Norwegian Cruise Line Holdings Ltd.1	9,718,000	527,590
Tesla, Inc.1	1,442,000	521,442
NIKE, Inc., Class B	6,645,000	392,055
Peugeot SA	19,433,236	387,647
LVMH Moët Hennessy-Louis Vuitton SE	1,544,166	385,009
Netflix, Inc.1	2,549,000	380,846
Home Depot, Inc.	2,425,000	371,995
adidas AG	1,630,170	312,334
Royal Caribbean Cruises Ltd.	2,651,600	289,634
Newell Brands Inc.	4,766,300	255,569
Altice NV, Class A1	9,381,384	216,442
Industria de Diseño Textil, SA	5,482,796	210,472
Suzuki Motor Corp.	4,410,600	209,011
Hermès International	412,480	203,828
MGM Resorts International	6,425,000	201,038
Samsonite International SA	45,038,300	188,057
Burberry Group PLC	7,802,931	168,806
Walt Disney Co.	1,553,800	165,091
Wynn Resorts, Ltd.	1,221,100	163,774
DENSO Corp.	3,827,100	161,352
McDonald’s Corp.	979,900	150,082
Domino’s Pizza, Inc.	686,500	145,215
Kering SA	371,180	126,420
CBS Corp., Class B	1,908,924	121,751
Liberty Global PLC, Class A1	2,098,692	67,410
Liberty Global PLC, Class C, nonvoting1	1,437,571	44,824
SES SA, Class A (FDR)	4,614,673	108,180
Christian Dior SE2	364,403	106,160
Melco Resorts & Entertainment Ltd. (ADR)	4,532,200	101,748
Ryohin Keikaku Co., Ltd.	366,800	91,541
The Swatch Group AG	1,170,917	85,538
Sony Corp.	2,230,000	84,977
Wynn Macau, Ltd.	33,968,300	79,358
Ctrip.com International, Ltd. (ADR)1	1,310,000	70,557
Whirlpool Corp.	342,500	65,630
Twenty-First Century Fox, Inc., Class A	2,265,200	64,196
YUM! Brands, Inc.	595,000	43,887
Yum China Holdings, Inc.1	595,000	23,461
		12,733,613
Financials10.72%
JPMorgan Chase & Co.	11,172,300	1,021,148
CME Group Inc., Class A	6,942,800	869,516
AIA Group Ltd.	111,018,600	811,227
Chubb Ltd.	4,220,800	613,620
BNP Paribas SA	8,209,538	591,284
Prudential PLC	20,267,222	464,852
BlackRock, Inc.	913,789	385,994
Moody’s Corp.	2,989,700	363,787
ICICI Bank Ltd. (ADR)	23,584,000	211,548
ICICI Bank Ltd.	26,844,105	120,500

New Perspective Fund — Page 2 of 11

unaudited

Common stocks Financials (continued)	Shares	Value (000)
ING Groep NV	14,413,635	$248,584
Société Générale	3,630,000	195,318
DNB ASA	10,800,727	183,704
Goldman Sachs Group, Inc.	812,326	180,255
Intercontinental Exchange, Inc.	2,682,000	176,797
Sampo Oyj, Class A	2,265,112	116,083
KBC Groep NV	1,251,844	94,953
Barclays PLC	32,200,000	85,031
Berkshire Hathaway Inc., Class A1	280	71,316
Bank of America Corp.	2,773,600	67,288
AXA SA	2,215,000	60,590
Oversea-Chinese Banking Corp. Ltd.	7,639,500	59,873
Morgan Stanley	1,270,500	56,613
Banco Santander, SA	8,557,176	56,609
T. Rowe Price Group, Inc.	725,000	53,802
Banco Bilbao Vizcaya Argentaria, SA	6,346,950	52,665
ORIX Corp.	3,333,500	51,570
Credit Suisse Group AG	3,227,213	46,646
HSBC Holdings PLC (GBP denominated)	4,633,849	42,954
UBS Group AG	1,425,985	24,151
Metlife, Inc.	403,800	22,185
		7,400,463
Consumer staples10.37%
British American Tobacco PLC	14,398,915	981,577
Nestlé SA	10,524,918	915,950
Pernod Ricard SA	6,378,796	854,230
Coca-Cola Co.	8,966,800	402,161
Associated British Foods PLC	9,834,326	376,064
Philip Morris International Inc.	2,987,800	350,917
Costco Wholesale Corp.	1,737,100	277,814
Walgreens Boots Alliance, Inc.	2,797,213	219,050
Unilever NV, depository receipts	3,860,338	213,047
Carlsberg A/S, Class B	1,962,574	209,662
Coca-Cola HBC AG (CDI)	7,064,949	207,775
Shoprite Holdings Ltd.	12,172,500	185,511
L’Oréal SA, bonus shares2	883,207	183,997
Mondelez International, Inc.	4,243,800	183,290
Japan Tobacco Inc.	4,986,400	174,984
Shiseido Co., Ltd.	4,503,700	159,927
Uni-Charm Corp.	6,050,000	151,795
Seven & i Holdings Co., Ltd.	3,397,700	139,805
Coca-Cola European Partners PLC	3,248,679	132,124
Asahi Group Holdings, Ltd.	3,113,300	117,031
Danone SA	1,457,922	109,584
Reckitt Benckiser Group PLC	1,072,400	108,723
Diageo PLC	3,449,522	101,920
PepsiCo, Inc.	748,100	86,398
Alimentation Couche-Tard Inc., Class B	1,744,700	83,629
Kao Corp.	1,045,000	61,989
Fomento Económico Mexicano, SAB de CV	4,950,000	48,756
AMOREPACIFIC Corp.	150,500	39,988
Unilever PLC	666,760	36,083

New Perspective Fund — Page 3 of 11

unaudited

Common stocks Consumer staples (continued)	Shares	Value (000)
Colgate-Palmolive Co.	387,200	$28,703
United Spirits Ltd.1	511,642	18,984
		7,161,468
Health care9.97%
Regeneron Pharmaceuticals, Inc.1	2,269,544	1,114,664
Incyte Corp.1	6,885,200	866,916
Bayer AG	4,371,388	565,183
Novo Nordisk A/S, Class B	11,780,246	504,479
Boston Scientific Corp.1	17,441,100	483,467
Intuitive Surgical, Inc.1	491,400	459,641
AstraZeneca PLC	5,500,628	367,886
Thermo Fisher Scientific Inc.	2,057,974	359,055
Vertex Pharmaceuticals Inc.1	2,204,000	284,029
Medtronic PLC	2,944,469	261,322
Cerner Corp.1	3,664,600	243,586
Roche Holding AG, non-registered shares, nonvoting	651,481	165,911
IDEXX Laboratories, Inc.1	1,017,000	164,164
Novartis AG	1,839,051	153,046
Agios Pharmaceuticals, Inc.1	2,410,200	124,005
Danaher Corp.	1,446,500	122,070
Merck & Co., Inc.	1,801,600	115,465
Seattle Genetics, Inc.1	2,157,103	111,608
Ultragenyx Pharmaceutical Inc.1	1,646,200	102,245
CSL Ltd.	960,000	101,846
Fresenius SE & Co. KGaA	989,935	84,867
Grifols, SA, Class B, preferred nonvoting, non-registered shares	3,791,766	80,119
Lupin Ltd.	1,406,975	23,070
Gilead Sciences, Inc.	193,200	13,675
Eli Lilly and Co.	161,800	13,316
		6,885,635
Industrials8.84%
Airbus SE, non-registered shares	7,000,039	575,647
Ryanair Holdings PLC (ADR)1	5,248,261	564,765
Johnson Controls International PLC	9,940,649	431,027
ASSA ABLOY AB, Class B	19,264,100	423,254
IDEX Corp.	3,023,500	341,686
General Electric Co.	10,266,400	277,295
Safran SA	2,719,481	249,230
TransDigm Group Inc.	897,350	241,271
Eaton Corp. PLC	3,047,000	237,148
Caterpillar Inc.	1,972,000	211,911
Deutsche Post AG	5,615,000	210,480
Boeing Co.	1,009,000	199,530
Geberit AG	358,950	167,403
KONE Oyj, Class B	3,139,779	159,725
Nielsen Holdings PLC	3,691,700	142,721
Hoshizaki Corp.	1,412,335	127,578
Edenred SA	4,892,421	127,571
Aggreko PLC	9,955,677	119,359
Jardine Matheson Holdings Ltd.	1,847,600	118,616
Canadian National Railway Co.	1,457,600	118,139
Fortive Corp.	1,796,562	113,812
FedEx Corp.	500,000	108,665

New Perspective Fund — Page 4 of 11

unaudited

Common stocks Industrials (continued)	Shares	Value (000)
International Consolidated Airlines Group, SA (CDI)	12,857,534	$102,152
FANUC CORP.	476,600	91,761
PageGroup PLC	14,368,814	89,044
SMC Corp.	241,800	73,416
C.H. Robinson Worldwide, Inc.	1,067,000	73,282
DP World Ltd.2	3,462,655	72,258
Aalberts Industries NV, non-registered shares	1,790,000	71,269
Hexcel Corp.	1,287,800	67,983
Ingersoll-Rand PLC	600,800	54,907
Deere & Co.	444,100	54,886
Larsen & Toubro Ltd.	1,683,543	43,955
Kubota Corp.	2,495,300	41,875
		6,103,621
Materials4.47%
Vale SA, Class A, preferred nominative (ADR)	54,522,500	444,358
Vale SA, Class A, preferred nominative	11,487,000	93,307
Praxair, Inc.	3,203,100	424,571
Asahi Kasei Corp.	30,627,973	328,813
E.I. du Pont de Nemours and Co.	3,848,600	310,620
Sherwin-Williams Co.	735,000	257,956
Koninklijke DSM NV	2,800,000	203,522
LafargeHolcim Ltd.	3,441,127	197,015
Chr. Hansen Holding A/S	1,919,776	139,626
Newcrest Mining Ltd.	8,420,577	130,477
Dow Chemical Co.	1,556,100	98,143
LG Chem, Ltd.	376,000	95,631
Shin-Etsu Chemical Co., Ltd.	919,100	83,228
Monsanto Co.	611,500	72,377
Rio Tinto PLC	1,650,000	69,672
CEMEX, SAB de CV, ordinary participation certificates, units (ADR)1	4,618,336	43,505
Glencore PLC	11,500,000	43,017
Barrick Gold Corp.	1,845,600	29,363
CF Industries Holdings, Inc.	622,500	17,405
		3,082,606
Energy4.13%
Schlumberger Ltd.	7,222,950	475,559
Enbridge Inc. (CAD denominated)	11,142,186	443,866
Reliance Industries Ltd.1	17,917,800	382,542
Canadian Natural Resources, Ltd.	10,438,000	301,195
EOG Resources, Inc.	2,895,700	262,119
Royal Dutch Shell PLC, Class B	6,907,000	185,543
Royal Dutch Shell PLC, Class A	259,882	6,888
Oil Search Ltd.	29,282,531	153,495
Halliburton Co.	3,507,100	149,788
Occidental Petroleum Corp.	1,810,300	108,383
Chevron Corp.	919,400	95,921
Noble Energy, Inc.	2,361,000	66,816
Ensco PLC, Class A	10,259,925	52,941
ConocoPhillips	1,200,000	52,752
CNOOC Ltd.	38,750,000	42,436
Core Laboratories NV	399,500	40,457

New Perspective Fund — Page 5 of 11

unaudited

Common stocks Energy (continued)	Shares	Value (000)
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)1	4,070,000	$32,519
Cobalt International Energy, Inc.1	486,827	1,203
		2,854,423
Telecommunication services1.61%
SoftBank Group Corp.	6,062,234	490,315
América Móvil, SAB de CV, Series L (ADR)	19,004,500	302,551
Vodafone Group PLC	63,732,554	180,751
MTN Group Ltd.	7,953,498	69,367
Singapore Telecommunications Ltd.	23,475,500	66,330
		1,109,314
Utilities0.54%
Sempra Energy	1,749,600	197,268
AES Corp.	15,566,900	172,948
		370,216
Real estate0.25%
American Tower Corp. REIT	899,800	119,062
Weyerhaeuser Co. REIT1	1,545,000	51,757
		170,819
Miscellaneous0.84%
Other common stocks in initial period of acquisition		581,995
Total common stocks (cost: $39,404,640,000)		64,354,209
Convertible bonds0.24% Energy0.12%	Principal?amount (000)
Cobalt International Energy, Inc., convertible notes, 2.625% 2019	$2,964	800
Cobalt International Energy, Inc., convertible notes, 3.125% 2024	50,413	10,587
Weatherford International PLC 5.875% 2021	70,188	71,197
		82,584
Health care0.12%
Bayer AG, convertible notes, 5.625% 2019	€56,300	78,379
Total convertible bonds (cost: $170,341,000)		160,963
Bonds, notes & other debt instruments0.06% U.S. Treasury bonds & notes0.06% U.S. Treasury0.06%
U.S. Treasury 0.875% 2017	$42,800	42,770
Total bonds, notes & other debt instruments (cost: $42,790,000)		42,770
Short-term securities6.08%
American Honda Finance Corp. 0.94% due 7/7/2017	50,000	49,989
Apple Inc. 1.13% due 11/13/20173	81,300	80,936
Australia & New Zealand Banking Group, Ltd. 1.18% due 9/19/20173	100,000	99,722
Bank of Montreal 1.15% due 8/15/2017	70,000	69,888
Bank of Tokyo-Mitsubishi UFJ, Ltd. 1.03% due 7/17/2017	100,000	99,944

New Perspective Fund — Page 6 of 11

unaudited

Short-term securities	Principal?amount (000)	Value (000)
BNP Paribas, New York Branch 1.20% due 8/21/2017	$100,000	$99,825
Bridgestone Americas, Inc. 1.05% due 7/11/20173	41,500	41,485
CAFCO, LLC 1.19%–1.38% due 9/6/2017–12/18/20173	125,000	124,591
Caisse d’Amortissement de la Dette Sociale 1.20%–1.29% due 7/17/2017–9/19/20173	175,000	174,680
Canadian Imperial Bank of Commerce 1.15%–1.21% due 7/17/2017–8/18/20173	111,500	111,388
Chariot Funding, LLC 1.20% due 8/3/20173	50,000	49,942
Citibank, N.A. 1.24% due 10/2/2017	50,000	49,993
Fairway Finance Corp. 1.24% due 9/13/20173	25,000	24,934
Federal Home Loan Bank 0.64%–1.05% due 7/7/2017–11/2/2017	810,500	809,684
Freddie Mac 0.77% due 7/5/2017	100,000	99,995
Gotham Funding Corp. 1.31% due 9/27/20173	50,000	49,841
ING (U.S.) Funding LLC 1.12%–1.21% due 8/16/2017–9/19/2017	100,000	99,785
Jupiter Securitization Co., LLC 0.95% due 7/3/20173	32,000	31,997
Kells Funding, LLC 1.20% due 9/11/20173	75,000	74,812
KfW 1.07%–1.23% due 7/24/2017–9/25/20173	151,800	151,558
Liberty Street Funding Corp. 1.25%–1.28% due 9/14/2017–10/3/20173	100,000	99,695
Microsoft Corp. 0.97% due 7/18/20173	25,000	24,986
Mizuho Bank, Ltd. 1.10% due 7/10/20173	77,000	76,975
National Australia Bank Ltd. 1.13% due 8/2/20173	86,200	86,109
Nestlé Finance International Ltd. 1.14% due 9/7/2017	50,000	49,888
Nordea Bank AB 1.03%–1.22% due 7/20/2017–9/19/20173	240,500	240,052
Old Line Funding, LLC 1.07% due 8/7/20173	25,000	24,967
Paccar Financial Corp. 1.08% due 7/14/2017	35,000	34,984
Société Générale 1.28% due 8/31/20173	50,000	49,897
Statoil ASA 1.14% due 7/28/20173	25,000	24,979
Sumitomo Mitsui Banking Corp. 1.02%–1.21% due 8/2/2017–8/17/20173	150,000	149,781
Svenska Handelsbanken Inc. 1.02%–1.24% due 7/10/2017–10/13/20173	196,000	195,457
Toronto-Dominion Bank 1.06%–1.10% due 7/10/2017–8/7/20173	130,000	129,884
Total Capital Canada Ltd. 1.01% due 7/7/20173	50,000	49,989
U.S. Treasury Bills 0.62%–1.11% due 7/13/2017–12/7/2017	395,300	394,606
Victory Receivables Corp. 1.07%–1.26% due 7/6/2017–9/14/20173	70,000	69,840
Wal-Mart Stores, Inc. 1.11%–1.13% due 7/19/2017–7/21/20173	100,000	99,941
Total short-term securities (cost: $4,197,144,000)		4,197,019
Total investment securities 99.59% (cost: $43,814,915,000)		68,754,961
Other assets less liabilities 0.41%		285,913
Net assets 100.00%		$69,040,874

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation at 6/30/2017 (000)
Purchases (000)	Sales (000)
USD33,859	JPY3,754,000	Bank of America, N.A.	7/25/2017	$445
USD55,416	JPY6,050,000	Bank of New York Mellon	8/9/2017	1,530
USD1,597	JPY175,930	Bank of America, N.A.	8/17/2017	29
USD34,697	JPY3,850,000	HSBC Bank	8/23/2017	387

New Perspective Fund — Page 7 of 11

unaudited

Contract amount		Counterparty	Settlement date	Unrealized appreciation at 6/30/2017 (000)
Purchases (000)	Sales (000)
USD18,906	JPY2,100,000	Citibank	8/29/2017	$187
USD194,932	JPY21,300,000	Bank of America, N.A.	9/14/2017	4,917
				$7,495

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Security did not produce income during the last 12 months.
2	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $362,415,000, which represented .52% of the net assets of the fund. This amount includes $72,258,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
3	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,338,438,000, which represented 3.39% of the net assets of the fund.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

New Perspective Fund — Page 8 of 11

unaudited

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $343,356,000.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2017 (dollars in thousands):

New Perspective Fund — Page 9 of 11

unaudited

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$15,900,036	$—	$—	$15,900,036
Consumer discretionary	12,627,453	106,160	—	12,733,613
Financials	7,400,463	—	—	7,400,463
Consumer staples	6,977,471	183,997	—	7,161,468
Health care	6,885,635	—	—	6,885,635
Industrials	6,031,363	72,258	—	6,103,621
Materials	3,082,606	—	—	3,082,606
Energy	2,854,423	—	—	2,854,423
Telecommunication services	1,109,314	—	—	1,109,314
Utilities	370,216	—	—	370,216
Real estate	170,819	—	—	170,819
Miscellaneous	581,995	—	—	581,995
Convertible bonds	—	160,963	—	160,963
Bonds, notes & other debt instruments	—	42,770	—	42,770
Short-term securities	—	4,197,019	—	4,197,019
Total	$63,991,794	$4,763,167	$—	$68,754,961

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$7,495	$—	$7,495

*	Securities with a value of $24,488,582,000, which represented 35.47% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$25,530,386
Gross unrealized depreciation on investment securities	(672,301)
Net unrealized appreciation on investment securities	24,858,085
Cost of investment securities	43,896,876

Key to abbreviations and symbols
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
€ = Euros
FDR = Fiduciary Depositary Receipts
GBP = British pounds
JPY = Japanese yen
USD/$ = U.S. dollar

New Perspective Fund — Page 10 of 11

unaudited

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Securities offered through American Funds Distributors, Inc.

MFGEFPX-007-0817O-S60716	New Perspective Fund — Page 11 of 11

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW PERSPECTIVE FUND

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: August 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: August 28, 2017

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: August 28, 2017